Earnings per share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings per share	Earnings per share
The calculation of both basic and diluted earnings per share is based on net income attributable to equity holders of the parent and weighted average outstanding shares of:

	For the six months ended June 30,
In thousands of U.S. dollars except for share data	2023	2022
Net income attributable to equity holders of the parent - basic	$325,638	$106,683
Convertible notes interest expense	—	12,032
Net income attributable to equity holders of the parent - diluted	$325,638	$118,715

Basic weighted average number of shares	54,926,939	55,502,389
Effect of dilutive potential basic shares:
Restricted stock	2,259,164	2,283,834
Convertible notes	—	6,825,428
	2,259,164	9,109,262
Diluted weighted average number of shares	57,186,103	64,611,651

Earnings Per Share:
Basic	$5.93	$1.92
Diluted	$5.69	$1.84
During the six months ended June 30, 2023, the inclusion of potentially dilutive shares related to unvested restricted stock were included in the computation of diluted earnings per share because their effect was dilutive. The inclusion of potentially dilutive shares of unvested restricted stock reflects the dilutive impact of 4,142,266 unvested shares of restricted stock.
During the six months ended June 30, 2022, the inclusion of potentially dilutive shares relating to unvested restricted stock and our Convertible Notes Due 2022 and Convertible Notes Due 2025 were included in the computation of diluted earnings per share because their effect was dilutive. The inclusion of potentially dilutive shares of unvested restricted stock reflects the dilutive impact of 3,559,109 unvested shares of restricted stock. The inclusion of potentially dilutive shares relating to our Convertible Notes Due 2022 and Convertible Notes Due 2025 represents the potentially dilutive shares arising from these instruments for an aggregate of 7,225,427 shares. The Convertible Notes Due 2022 (representing 1,903,663 of these potentially dilutive shares) matured in May 2022 and were repaid in cash. Accordingly, the potentially dilutive impact of this instrument is included in the weighted average number of shares for a portion of the period, through the maturity date.